UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bridgecreek Investment Management, LLC
Address:  2431 East 61st Street, Suite 315
          Tulsa, OK  74136

Form 13F File Number:  028-11967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian G. Carney, CIMA
Title:    Chief Investment Officer
          Chief Compliance Officer
Phone:    (918) 392-1990

Signature, Place, and Date of Signing:

     /s/ Brian G. Carney                Tulsa, OK              November 14, 2011
     -------------------                ---------              -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          195
                                         -----------

Form 13F Information Table Value Total:  $   199,267
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                          Title of                                               Investment        Other    Voting
Name of Issuer                             Class         CUSIP        Value       Shares         Discretion       Managers Authority
------------------------------------------------------------------------------------------------------------------------------------
AES CORP COM                              COMMON STOCK  00130H105      58,560       6,000    Full Discretion/Sole   N/A    Sole
AFFILIATED MANAGERS GROUP COM             COMMON STOCK  008252108   1,602,366      20,530    Full Discretion/Sole   N/A    Sole
ALASKA COMM SYSTEMS GROUP COM             COMMON STOCK  01167P101   3,380,357     516,085    Full Discretion/Sole   N/A    Sole
ALTRIA GROUP INC COM                      COMMON STOCK  02209S103   4,192,012     156,360    Full Discretion/Sole   N/A    Sole
AMAZON.COM INC COM                        COMMON STOCK  023135106   5,818,749      26,910    Full Discretion/Sole   N/A    Sole
AMERICAN INTL GROUP INC COM               COMMON STOCK  026874784      48,290       2,200    Full Discretion/Sole   N/A    Sole
AMERICAN TOWER CORP CLASS A COM           COMMON STOCK  029912201     466,446       8,670    Full Discretion/Sole   N/A    Sole
AMGEN INC COM                             COMMON STOCK  031162100      65,952       1,200    Full Discretion/Sole   N/A    Sole
AMPHENOL CORP CM NEW                      COMMON STOCK  032095101      12,231         300    Full Discretion/Sole   N/A    Sole
ANADARKO PETROL CORP COM                  COMMON STOCK  032511107       6,305         100    Full Discretion/Sole   N/A    Sole
ANNALY CAPITAL MANAGEMENT INC COM         COMMON STOCK  035710409   4,575,329     275,125    Full Discretion/Sole   N/A    Sole
APACHE CORP COM                           COMMON STOCK  037411105      10,030         125    Full Discretion/Sole   N/A    Sole
APPLE INC COM                             COMMON STOCK  037833100   3,611,100       9,470    Full Discretion/Sole   N/A    Sole
ARUBA NETWORKS INC COM                    COMMON STOCK  043176106   2,155,926     103,105    Full Discretion/Sole   N/A    Sole
AT&T INC COM                              COMMON STOCK  00206R102      71,300       2,500    Full Discretion/Sole   N/A    Sole
B&G FOODS INC COM                         COMMON STOCK  05508R106   4,772,231     286,105    Full Discretion/Sole   N/A    Sole
BAIDU INC ADR                             COMMON STOCK  056752108   1,675,280      15,670    Full Discretion/Sole   N/A    Sole
BANCFIRST CORP COM                        COMMON STOCK  05945F103     235,436       7,100    Full Discretion/Sole   N/A    Sole
BANK OF AMERICA CORP COM                  COMMON STOCK  060505104      46,549       7,606    Full Discretion/Sole   N/A    Sole
BANK OF HAWAII CORP COM                   COMMON STOCK  062540109     127,400       3,500    Full Discretion/Sole   N/A    Sole
BASF SE SPON ADR                          COMMON STOCK  055262505      54,792         900    Full Discretion/Sole   N/A    Sole
BERKSHIRE HATHAWAY INC DEL CL B           COMMON STOCK  084670702      63,936         900    Full Discretion/Sole   N/A    Sole
BERKSHIRE HATHAWAY INC DEL CONV CL A COM  COMMON STOCK  084670108     213,600           2    Full Discretion/Sole   N/A    Sole
BHP BILLITON LIMITED ADR                  COMMON STOCK  088606108     244,167       3,675    Full Discretion/Sole   N/A    Sole
BLACKROCK INC COM                         COMMON STOCK  09247X101   2,058,079      13,905    Full Discretion/Sole   N/A    Sole
BOK FINL CORP CM                          COMMON STOCK  05561Q201      84,402       1,800    Full Discretion/Sole   N/A    Sole
BP PLC SPONS ADR                          COMMON STOCK  055622104     234,455       6,500    Full Discretion/Sole   N/A    Sole
BP PRUDHOE BAY RTY TR UNIT BEN INT        COMMON STOCK  055630107     442,470       4,200    Full Discretion/Sole   N/A    Sole
CA INCORPORATED COM                       COMMON STOCK  12673P105     410,133      21,130    Full Discretion/Sole   N/A    Sole
CANADIAN OIL SANDS LTD ORD                COMMON STOCK  13643E105     443,670      23,000    Full Discretion/Sole   N/A    Sole
CARBO CERAMICS INC COM                    COMMON STOCK  140781105   1,587,677      15,485    Full Discretion/Sole   N/A    Sole
CATERPILLAR INC COM                       COMMON STOCK  149123101     955,859      12,945    Full Discretion/Sole   N/A    Sole
CELGENE CORP COM                          COMMON STOCK  151020104      12,382         200    Full Discretion/Sole   N/A    Sole
CELLCOM ISRAEL LTD COM                    COMMON STOCK  M2196U109   3,534,066     169,175    Full Discretion/Sole   N/A    Sole
CENTURYLINK INC COM                       COMMON STOCK  156700106      82,800       2,500    Full Discretion/Sole   N/A    Sole
CERNER CORP COM                           COMMON STOCK  156782104   1,863,744      27,200    Full Discretion/Sole   N/A    Sole
CHART INDUSTRIES INC COM                  COMMON STOCK  16115Q308     463,980      11,000    Full Discretion/Sole   N/A    Sole
CHESAPEAKE ENERGY CORP COM                COMMON STOCK  165167107     141,419       5,535    Full Discretion/Sole   N/A    Sole
CHEVRON CORP COM                          COMMON STOCK  166764100     268,881       2,904    Full Discretion/Sole   N/A    Sole
CHIPOTLE MEXICAN GRILL COM                COMMON STOCK  169656105   3,338,509      11,020    Full Discretion/Sole   N/A    Sole
CHUBB CORP COM                            COMMON STOCK  171232101      17,997         300    Full Discretion/Sole   N/A    Sole
CISCO SYSTEMS INC COM                     COMMON STOCK  17275R102     155,000      10,000    Full Discretion/Sole   N/A    Sole
CITIGROUP INC COM                         COMMON STOCK  172967424   1,294,838      50,550    Full Discretion/Sole   N/A    Sole
CLEAN ENERGY FUELS CORP COM               COMMON STOCK  184499101       4,615         415    Full Discretion/Sole   N/A    Sole
COCA COLA CO COM                          COMMON STOCK  191216100      23,646         350    Full Discretion/Sole   N/A    Sole
COGNIZANT TECH SOLUTIONS CRP COM          COMMON STOCK  192446102      62,700       1,000    Full Discretion/Sole   N/A    Sole
CONOCOPHILLIPS CORP COM                   COMMON STOCK  20825C104     182,045       2,875    Full Discretion/Sole   N/A    Sole
CONSOLIDATED EDISON CO N Y INC COM        COMMON STOCK  209115104   3,050,855      53,505    Full Discretion/Sole   N/A    Sole
CROSS TIMBERS RTY TR A TR UNIT            COMMON STOCK  22757R109     206,896       4,641    Full Discretion/Sole   N/A    Sole
CRYO-CELL INTL INC COM                    COMMON STOCK  228895108       9,584       5,044    Full Discretion/Sole   N/A    Sole
CUMMINS INC COM                           COMMON STOCK  231021106      67,369         825    Full Discretion/Sole   N/A    Sole
CVS CAREMARK CORPORATION COM              COMMON STOCK  126650100      11,253         335    Full Discretion/Sole   N/A    Sole
DAVITA INC COM                            COMMON STOCK  23918K108     172,342       2,750    Full Discretion/Sole   N/A    Sole
DOLLAR TREE INC COM                       COMMON STOCK  256746108      49,592         660    Full Discretion/Sole   N/A    Sole
DOMINION RESOURCES INC COM                COMMON STOCK  25746U109      76,155       1,500    Full Discretion/Sole   N/A    Sole
E M C CORP MASS COM                       COMMON STOCK  268648102   2,125,133     101,245    Full Discretion/Sole   N/A    Sole
ECOLAB INC COM                            COMMON STOCK  278865100      30,556         625    Full Discretion/Sole   N/A    Sole
EMERSON ELEC CO COM                       COMMON STOCK  291011104   2,537,054      61,415    Full Discretion/Sole   N/A    Sole
ENERPLUS CORP COM                         COMMON STOCK  292766102      15,706         640    Full Discretion/Sole   N/A    Sole
EXELON CORPORATION COM                    COMMON STOCK  30161N101       5,326         125    Full Discretion/Sole   N/A    Sole
EXPRESS SCRIPTS INC COM                   COMMON STOCK  302182100      64,872       1,750    Full Discretion/Sole   N/A    Sole
EXXON MOBIL CORPORATION COM               COMMON STOCK  30231G102   1,483,468      20,425    Full Discretion/Sole   N/A    Sole
F5 NETWORKS INC COM                       COMMON STOCK  315616102   2,376,125      33,443    Full Discretion/Sole   N/A    Sole
FORD MOTOR COM                            COMMON STOCK  345370860   1,494,498     154,550    Full Discretion/Sole   N/A    Sole
FREEPORT MCMORAN COPPER & GOLD CL B       COMMON STOCK  35671D857   2,306,557      75,749    Full Discretion/Sole   N/A    Sole
GENERAL ELECTRIC CO COM                   COMMON STOCK  369604103      47,943       3,150    Full Discretion/Sole   N/A    Sole
GETTY REALTY COM (NEW)                    COMMON STOCK  374297109      50,470       3,500    Full Discretion/Sole   N/A    Sole
GOOGLE INC CL A                           COMMON STOCK  38259P508     193,140         375    Full Discretion/Sole   N/A    Sole
HEALTH CARE REIT INC COM                  COMMON STOCK  42217K106   3,023,280      64,600    Full Discretion/Sole   N/A    Sole
HEALTHCARE REALTY TRUST INC COM           COMMON STOCK  421946104      24,146       1,433    Full Discretion/Sole   N/A    Sole
HEINEKEN NV UNSPON ADR                    COMMON STOCK  423012202      12,725         575    Full Discretion/Sole   N/A    Sole
HEINZ H J CO COM                          COMMON STOCK  423074103   3,356,314      66,488    Full Discretion/Sole   N/A    Sole
HELMERICH & PAYNE INC COM                 COMMON STOCK  423452101   1,757,980      43,300    Full Discretion/Sole   N/A    Sole
HEWLETT PACKARD CO COM                    COMMON STOCK  428236103     354,710      15,800    Full Discretion/Sole   N/A    Sole
IDEXX LABORATORIES INC COM                COMMON STOCK  45168D104   3,292,835      47,743    Full Discretion/Sole   N/A    Sole
ILLINOIS TOOL WORKS INC COM               COMMON STOCK  452308109      38,480         925    Full Discretion/Sole   N/A    Sole
INTEL CORP COM                            COMMON STOCK  458140100      85,340       4,000    Full Discretion/Sole   N/A    Sole
INTERCONTINENTAL EXCHANGE COM             COMMON STOCK  45865V100   1,986,177      16,795    Full Discretion/Sole   N/A    Sole
INTL BUSINESS MACHINES COM                COMMON STOCK  459200101      17,487         100    Full Discretion/Sole   N/A    Sole
INTUITIVE SURGICAL INC COM                COMMON STOCK  46120E602   4,332,382      11,893    Full Discretion/Sole   N/A    Sole
ITT CORPORATION 1:2 R/S 11/1/11 450911201 COMMON STOCK  450911102      10,500         250    Full Discretion/Sole   N/A    Sole
JUNIPER NETWORKS INC COM                  COMMON STOCK  48203R104      60,410       3,500    Full Discretion/Sole   N/A    Sole
KELLOGG CO COM                            COMMON STOCK  487836108      15,957         300    Full Discretion/Sole   N/A    Sole
KNIGHTSBRIDGE TANKERS LTD COM (VLCCF)     COMMON STOCK  G5299G106      22,177       1,340    Full Discretion/Sole   N/A    Sole
KRAFT FOODS INC CL A                      COMMON STOCK  50075N104     983,390      29,285    Full Discretion/Sole   N/A    Sole
LVMH MOET HENNESSY LOUIS VTTN ADR         COMMON STOCK  502441306   2,761,242     104,080    Full Discretion/Sole   N/A    Sole
MACROSOLVE INC COM                        COMMON STOCK  55610Q108      77,000     550,000    Full Discretion/Sole   N/A    Sole
MARKWEST ENERGY PARTNERS, LP COM          COMMON STOCK  570759100      13,785         300    Full Discretion/Sole   N/A    Sole
MASTERCARD INC COM                        COMMON STOCK  57636Q104   3,285,778      10,360    Full Discretion/Sole   N/A    Sole
MATRIX SVC CO COM                         COMMON STOCK  576853105      31,487       3,700    Full Discretion/Sole   N/A    Sole
MCDONALDS CORP COM                        COMMON STOCK  580135101   2,653,042      30,210    Full Discretion/Sole   N/A    Sole
MCKESSON CORP COM                         COMMON STOCK  58155Q103      79,970       1,100    Full Discretion/Sole   N/A    Sole
MEDCO HEALTH SOLUTIONS INC COM            COMMON STOCK  58405U102   1,752,983      37,385    Full Discretion/Sole   N/A    Sole
MERCK & CO INC. COM                       COMMON STOCK  58933Y105      83,385       2,550    Full Discretion/Sole   N/A    Sole
MESA ROYALTY TRUST UNIT BEN INT           COMMON STOCK  590660106      30,800         700    Full Discretion/Sole   N/A    Sole
MESABI TR ROYALTY SH BEN INT              COMMON STOCK  590672101   3,058,903     146,710    Full Discretion/Sole   N/A    Sole
METLIFE INC COM                           COMMON STOCK  59156R108      14,005         500    Full Discretion/Sole   N/A    Sole
METROPCS COMMUNICATIONS INC COM           COMMON STOCK  591708102      12,187       1,400    Full Discretion/Sole   N/A    Sole
MGM RESORTS INTERNATIONAL COM             COMMON STOCK  552953101      62,819       6,762    Full Discretion/Sole   N/A    Sole
MINE SAFETY APPLIANCES CO COM             COMMON STOCK  602720104     145,584       5,400    Full Discretion/Sole   N/A    Sole
MV OIL TRUST COM                          COMMON STOCK  553859109   2,984,634      80,405    Full Discretion/Sole   N/A    Sole
NESTLE S A SPON ADR REPSTG REG SH         COMMON STOCK  641069406     252,854       4,589    Full Discretion/Sole   N/A    Sole
NETAPP INC COM                            COMMON STOCK  64110D104     218,848       6,450    Full Discretion/Sole   N/A    Sole
NETFLIX.COM INC COM                       COMMON STOCK  64110L106   2,207,632      19,490    Full Discretion/Sole   N/A    Sole
NEW YORK COMMUNITY BANCORP COM            COMMON STOCK  649445103   2,696,361     226,585    Full Discretion/Sole   N/A    Sole
NIKE INC CL B                             COMMON STOCK  654106103   1,381,842      16,160    Full Discretion/Sole   N/A    Sole
NOBLE CORP COM                            COMMON STOCK  H5833N103      29,350       1,000    Full Discretion/Sole   N/A    Sole
NOBLE ENERGY INC COM                      COMMON STOCK  655044105      12,390         175    Full Discretion/Sole   N/A    Sole
NORFOLK SOUTHERN CORP COM                 COMMON STOCK  655844108     152,550       2,500    Full Discretion/Sole   N/A    Sole
NORTHERN TR CORP COM                      COMMON STOCK  665859104     211,629       6,050    Full Discretion/Sole   N/A    Sole
NUCOR CORP COM                            COMMON STOCK  670346105       9,492         300    Full Discretion/Sole   N/A    Sole
OCCIDENTAL PETROLEUM CORP COM             COMMON STOCK  674599105      61,132         855    Full Discretion/Sole   N/A    Sole
OGE ENERGY CORP COM                       COMMON STOCK  670837103      14,337         300    Full Discretion/Sole   N/A    Sole
ONEOK INC CM (NEW)                        COMMON STOCK  682680103      23,114         350    Full Discretion/Sole   N/A    Sole
ORACLE CORP COM                           COMMON STOCK  68389X105   3,243,913     112,871    Full Discretion/Sole   N/A    Sole
PATRIOT COAL CORPORATION COM              COMMON STOCK  70336T104         169          20    Full Discretion/Sole   N/A    Sole
PAYCHEX INC COM                           COMMON STOCK  704326107      52,740       2,000    Full Discretion/Sole   N/A    Sole
PEABODY ENERGY CORP COM                   COMMON STOCK  704549104       3,388         100    Full Discretion/Sole   N/A    Sole
PENN WEST PETE LTD NEW COM                COMMON STOCK  707887105   2,422,413     164,009    Full Discretion/Sole   N/A    Sole
PEPSICO INC COM                           COMMON STOCK  713448108     121,943       1,970    Full Discretion/Sole   N/A    Sole
PERMIAN BASIN RTY TR UNIT BEN INT         COMMON STOCK  714236106     169,818       8,300    Full Discretion/Sole   N/A    Sole
PFIZER INC COM                            COMMON STOCK  717081103     153,197       8,665    Full Discretion/Sole   N/A    Sole
PHILIP MORRIS INTL COM                    COMMON STOCK  718172109   3,774,614      60,510    Full Discretion/Sole   N/A    Sole
PLUM CREEK TIMBER CO INC COM              COMMON STOCK  729251108       3,471         100    Full Discretion/Sole   N/A    Sole
PROGRESS SOFTWARE CORP COM                COMMON STOCK  743312100     260,617      14,850    Full Discretion/Sole   N/A    Sole
PROLOGIS COM                              COMMON STOCK  74340W103      56,818       2,343    Full Discretion/Sole   N/A    Sole
PRUDENTIAL FINANCIAL INC COM              COMMON STOCK  744320102       9,372         200    Full Discretion/Sole   N/A    Sole
PUBLIC STORAGE COM                        COMMON STOCK  74460D109      50,107         450    Full Discretion/Sole   N/A    Sole
REGENCY ENERGY PARTNERS LP COM            COMMON STOCK  75885Y107       7,840         350    Full Discretion/Sole   N/A    Sole
ROYAL DUTCH SHELL PLC ADS CLASS B         COMMON STOCK  780259107      89,972       1,450    Full Discretion/Sole   N/A    Sole
SABINE ROYALTY TR UNIT BEN INT            COMMON STOCK  785688102     319,928       5,075    Full Discretion/Sole   N/A    Sole
SANDRIDGE ENERGY INC COM                  COMMON STOCK  80007P307       1,390         250    Full Discretion/Sole   N/A    Sole
SCHLUMBERGER LTD COM                      COMMON STOCK  806857108     148,728       2,490    Full Discretion/Sole   N/A    Sole
SENIOR HOUSING PROP TRUST REITS           COMMON STOCK  81721M109   3,599,657     167,115    Full Discretion/Sole   N/A    Sole
SHIP FINANCE INTERNATIONAL COM            COMMON STOCK  G81075106     866,190      66,630    Full Discretion/Sole   N/A    Sole
SINGAPORE AIRLINES LTD ORD                COMMON STOCK  Y7992P128     164,447      18,666    Full Discretion/Sole   N/A    Sole
SOUTHERN CO COM                           COMMON STOCK  842587107   4,275,769     100,915    Full Discretion/Sole   N/A    Sole
SOUTHERN COPPER CORP COM                  COMMON STOCK  84265V105      74,970       3,000    Full Discretion/Sole   N/A    Sole
SYNTROLEUM CORP COM                       COMMON STOCK  871630109       2,150       2,500    Full Discretion/Sole   N/A    Sole
TARGET CORP COM                           COMMON STOCK  87612E106       7,356         150    Full Discretion/Sole   N/A    Sole
TELSTRA CORPORATION LIMITED COM           COMMON STOCK  87969N204   3,592,275     239,485    Full Discretion/Sole   N/A    Sole
TEVA PHARMACEUTICAL INDS LTD ADR          COMMON STOCK  881624209      11,166         300    Full Discretion/Sole   N/A    Sole
THE BLACKSTONE GROUP LP COM               COMMON STOCK  09253U108   4,133,519     345,035    Full Discretion/Sole   N/A    Sole
TRANSATLANTIC PETROLEUM LTD ORD           COMMON STOCK  G89982105       8,200      10,000    Full Discretion/Sole   N/A    Sole
TRIUMPH GROUP INC COM                     COMMON STOCK  896818101     263,196       5,400    Full Discretion/Sole   N/A    Sole
TRUE RELIGION APPAREL INC COM             COMMON STOCK  89784N104   2,576,567      95,570    Full Discretion/Sole   N/A    Sole
UNDER ARMOUR INC COM CLASS A              COMMON STOCK  904311107   2,723,474      41,010    Full Discretion/Sole   N/A    Sole
UNION PAC CORP COM                        COMMON STOCK  907818108     114,665       1,404    Full Discretion/Sole   N/A    Sole
UNIT CORP COM                             COMMON STOCK  909218109   2,541,757      68,845    Full Discretion/Sole   N/A    Sole
UNITED TECH CORP COM                      COMMON STOCK  913017109   1,840,829      26,163    Full Discretion/Sole   N/A    Sole
VMWARE INC COM                            COMMON STOCK  928563402   2,517,903      31,325    Full Discretion/Sole   N/A    Sole
WAL-MART STORES COM                       COMMON STOCK  931142103     298,425       5,750    Full Discretion/Sole   N/A    Sole
WALT DISNEY CO COM                        COMMON STOCK  254687106      18,096         600    Full Discretion/Sole   N/A    Sole
WASTE MANAGEMENT INC COM                  COMMON STOCK  94106L109      48,840       1,500    Full Discretion/Sole   N/A    Sole
WEST PHARMACEUTICALS SERVICES COM         COMMON STOCK  955306105     140,980       3,800    Full Discretion/Sole   N/A    Sole
WESTPORT INNOVATIONS INC COM              COMMON STOCK  960908309   5,372,880     185,720    Full Discretion/Sole   N/A    Sole
WILLBROS GROUP INC COM                    COMMON STOCK  969203108     313,246      75,119    Full Discretion/Sole   N/A    Sole
WILLIAMS COS INC COM                      COMMON STOCK  969457100     851,170      34,970    Full Discretion/Sole   N/A    Sole
WILLIAMS PARTNERS LTD COM                 COMMON STOCK  96950F104   1,184,059      21,830    Full Discretion/Sole   N/A    Sole
WINDSTREAM CORPORATION COM                COMMON STOCK  97381W104   3,629,756     311,567    Full Discretion/Sole   N/A    Sole
WYNN RESORTS LTD COM                      COMMON STOCK  983134107   3,130,751      27,205    Full Discretion/Sole   N/A    Sole
AMEX SPDR ENERGY SELECT INDEX             ETF           81369Y506       7,314         125    Full Discretion/Sole   N/A    Sole
ISHARES GOLD TRUST COM                    ETF           464285105     136,929       8,650    Full Discretion/Sole   N/A    Sole
ISHARES MSCI AUSTRALIA                    ETF           464286103      41,123       2,050    Full Discretion/Sole   N/A    Sole
ISHARES MSCI CANADA                       ETF           464286509      48,431       1,900    Full Discretion/Sole   N/A    Sole
ISHARES MSCI SINGAPORE                    ETF           464286673      48,730       4,430    Full Discretion/Sole   N/A    Sole
ISHARES S&P MDCP 400 VALUE FD             ETF           464287705      48,187         730    Full Discretion/Sole   N/A    Sole
ISHARES S&P MIDCAP 400 GROWTH INDEX FD    ETF           464287606      47,615         530    Full Discretion/Sole   N/A    Sole
ISHARES S&P SMALL CAP 600 INDEX FUND      ETF           464287804       8,781         150    Full Discretion/Sole   N/A    Sole
ISHARES SILVER TRUST                      ETF           46428Q109     957,210      33,110    Full Discretion/Sole   N/A    Sole
SPDR TR S&P 500 ETF TRUST                 ETF           78462F103     378,147       3,342    Full Discretion/Sole   N/A    Sole
ISHARES MSCI EMERGING MKTS                ETF           464287234      83,526       2,380    Full Discretion/Sole   N/A    Sole
ISHARES MIDCAP 400 IDX FD                 ETF           464287507     115,503       1,481    Full Discretion/Sole   N/A    Sole
ISHARES RUSSELL 1000 GROWTH FUND          ETF           464287614     114,730       2,182    Full Discretion/Sole   N/A    Sole
ISHARES S&P NORTH AMERI NATUR INDEX FD    ETF           464287374     113,095       3,380    Full Discretion/Sole   N/A    Sole
MARKET VECTORS GOLD MINERS ETF            ETF           57060U100     165,570       3,000    Full Discretion/Sole   N/A    Sole
SPDR GOLD TR GOLD SHS ETF                 ETF           78463V107     403,053       2,550    Full Discretion/Sole   N/A    Sole
ISHARES BARCLAYS AGG BOND FUND            ETF           464287226  12,069,708     109,615    Full Discretion/Sole   N/A    Sole
ISHARES BARCLAYS TIPS BOND FUND           ETF           464287176      25,717         225    Full Discretion/Sole   N/A    Sole
ISHARES US PFD STOCK INDEX FUND           ETF           464288687   1,312,941      36,870    Full Discretion/Sole   N/A    Sole
SPDR SERIES TRUST WELLS FG PFD            ETF           78464A292     229,014       5,400    Full Discretion/Sole   N/A    Sole
BARCLAYS BANKS PLC PFD 7.75% CALLABLE     PREF STOCK    06739H511     137,875       6,250    Full Discretion/Sole   N/A    Sole
NUVEEN BUILD AMERICA BONDS OP             PREF STOCK    67074Q102      10,570         500    Full Discretion/Sole   N/A    Sole
ALLIANCE HOLDINGS GP LP                   LP            01861G100      87,980       2,000    Full Discretion/Sole   N/A    Sole
ALLIANCE RESOURCE PARTNERS COM LP         LP            01877R108     131,120       2,000    Full Discretion/Sole   N/A    Sole
AMERIGAS PARTNERS-LP COM                  LP            030975106      21,555         490    Full Discretion/Sole   N/A    Sole
ATLAS PIPELINE PARTNERS L P               LP            049392103      59,740       2,000    Full Discretion/Sole   N/A    Sole
DORCHESTER MINERALS LP COM UNITS          LP            25820R105     371,206      15,610    Full Discretion/Sole   N/A    Sole
ENERGY TRANSFER PARTNERS LP COM           LP            29273R109   2,041,273      49,775    Full Discretion/Sole   N/A    Sole
EV ENERGY PARTNERS COM                    LP            26926V107      86,016       1,200    Full Discretion/Sole   N/A    Sole
KINDER MORGAN ENERGY PARTNERS CM LP       LP            494550106     627,386       9,175    Full Discretion/Sole   N/A    Sole
MAGELLAN MIDSTREAM PARTNERS COM           LP            559080106   4,402,254      72,885    Full Discretion/Sole   N/A    Sole
ONEOK PARTNERS LP COM                     LP            68268N103   1,611,187      34,560    Full Discretion/Sole   N/A    Sole
SUBURBAN PROPANE PARTNERS LP COM          LP            864482104      12,763         275    Full Discretion/Sole   N/A    Sole
TERRA NITROGEN CO LP COM UNITS            LP            881005201   6,878,233      47,620    Full Discretion/Sole   N/A    Sole